VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2015	Sep. 30, 2018 USD ($) carrier	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) carrier	Sep. 30, 2017 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 20,062	$ 19,876	$ 59,679	$ 56,979
Net cash used in financing activities				(264,388)	(26,003)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Interest expense		1,800	2,300	5,800	6,100
Net cash used in financing activities		$ 4,900	$ 6,100	$ 8,200	$ 18,300
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Number of vessels | carrier		1		1